CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Held in Trust [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2009	$ 570,832	$ 57,976	$ 22	$ (2,399)	$ 515,398	$ (4,892)	$ (111,960)	$ 116,687
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13,407)						(2,618)	(10,789)
Change in fair value of interest rate swaps	1,889					1,889		0
Common dividends declared	(6,494)						(6,494)
Preferred dividends declared	(6,325)						(6,325)
Share-based compensation	1,319				1,319
Issuance of preferred stock	44,811	44,811
Shares issued in lieu of Directors' fees	285				285
Issuance costs for shelf registration	(14)				(14)
Shares withheld to satisfy tax withholding obligation in connection with the vesting of restricted stock and deferred incentive share units	(821)				(821)
Distribution of common stock from deferred compensation plan	578			578
Contribution of common stock to deferred compensation plan	(75)			(75)
Contribution of capital by noncontrolling interests	27,912							27,912
Purchase of noncontrolling interest's share in Parkway Moore, LLC	0						(178)	178
Balance at Dec. 31, 2010	620,490	102,787	22	(1,896)	516,167	(3,003)	(127,575)	133,988
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(212,003)						(126,903)	(85,100)
Change in fair value of interest rate swaps	(8,131)					(337)		(7,794)
Common dividends declared	(6,574)						(6,574)
Preferred dividends declared	(10,052)						(10,052)
Share-based compensation	1,341				1,341
Issuance of preferred stock	26,155	26,155
Shares issued in lieu of Directors' fees	198				198
Shares withheld to satisfy tax withholding obligation in connection with the vesting of restricted stock and deferred incentive share units	(397)				(397)
Distribution of common stock from deferred compensation plan	1,713			1,713
Contribution of common stock to deferred compensation plan	(37)			(37)
Contribution of capital by noncontrolling interests	287,501							287,501
Distribution of capital to noncontrolling interest	(43,546)							(43,546)
Reclassification of Partnership Operating Units	29							29
Sale of noncontrolling interest in Parkway Properties Office Fund, L.P.	(26,650)							(26,650)
Balance at Dec. 31, 2011	630,037	128,942	22	(220)	517,309	(3,340)	(271,104)	258,428
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(42,981)						(39,395)	(3,586)
Change in fair value of interest rate swaps	(3,364)					(1,085)		(2,279)
Common dividends declared	(14,570)						(14,570)
Preferred dividends declared	(10,843)						(10,843)
Convertible preferred dividends declared-$0.075 per share	(1,011)						(1,011)
Share-based compensation	432				432
Shares issued in lieu of Directors' fees	263				263
Shares Issued Pursuant to the TPG Management Services Agreement	225				225
Issuance of common stock	229,843		19		229,824
Conversion of 13,484,444 convertible preferred shares to common stock	141,173		13		141,160
Shares withheld to satisfy tax withholding obligation in connection with the vesting of restricted stock and deferred incentive share units	(173)				(173)
Distribution of common stock from deferred compensation plan	258			258
Contribution of common stock to deferred compensation plan	(38)			(38)
Issuance of 1.8 million operating partnership units	18,216							18,216
Issuance of 1.8 million shares of common stock upon redemption of operating partnership units	0		2		18,214		(890)	(17,326)
Contribution of capital by noncontrolling interests	17,447							17,447
Distribution of capital to noncontrolling interest	(729)							(729)
Sale of noncontrolling interest in Parkway Properties Office Fund, L.P.	(8,179)							(8,179)
Balance at Dec. 31, 2012	$ 956,006	$ 128,942	$ 56	$ 0	$ 907,254	$ (4,425)	$ (337,813)	$ 261,992